Expense Example, No Redemption {- Fidelity Asset Manager 60%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 60%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 60%: Class A
Expense Example, No Redemption:
1 Year	$ 673
3 Years	881
5 Years	1,106
10 Years	1,751
Fidelity Advisor Asset Manager 60%: Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor Asset Manager 60%: Class C
Expense Example, No Redemption:
1 Year	184
3 Years	569
5 Years	980
10 Years	2,127
Fidelity Advisor Asset Manager 60%: Class I
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Asset Manager 60%: Class Z
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	$ 798